Other accounts payable and accrued expenses - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Governmental institution	$ 2,372	$ 2,192
Employees and related expenses	29,725	28,098
Income tax payable	8,235	6,610
Accrued expenses	12,800	11,037
Phantom option units liability	0	538
Advances from customers	695	559
Other	217	78
Other accounts payable and accrued expenses	$ 54,044	$ 49,112